Accounts Payable And Accrued Expenses - Schedule of Accounts Payable and Accrued Expenses (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accrued expenses:
Accrued legal fees	$ 300,592	$ 1,905,225
Accrued printing costs related to S-4 filing	432,245
Accrued accounting fees	9,200	1,600
Total accrued expenses	$ 742,037	$ 1,906,825	$ 126,644